BUSINESS COMBINATIONS (Details 1)	2 Months Ended
Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Acquisition date fair value	$ 370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – December 31, 2023, October 31, 2023, and 2022	$ 360,000